PROPERTY, EQUIPMENT AND SOFTWARE- Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE
Depreciation and amortization	¥ 25.3	$ 3.7	¥ 13.8	¥ 12.7